GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Changes in the Carrying Amounts of Goodwill
(a) Goodwill
The changes in the carrying amounts of goodwill by segment are as follows:

	Mocha and Other (1)	Corporate and Other (2)	Total

Balance at January 1, 2020	$81,820	$13,800	$95,620
Impairment	—	(13,867)	(13,867)
Foreign currency translations	383	67	450

Balance at December 31, 2020	82,203	—	82,203
Foreign currency translations	(482)	—	(482)

Balance at December 31, 2021	81,721	—	81,721
Foreign currency translations	(115)	—	(115)

Balance at December 31, 2022	$81,606	$—	$81,606

Notes
(1)
The amount represents goodwill which arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. As of December 31, 2022, the gross amount of goodwill and accumulated impairment losses were $81,606 and nil, respectively.

(2)	The amount represents goodwill which arose from the acquisition of Japan Ski Resort in 2019. The disposal of the Japan Ski Resort was completed on December 30, 2022 as disclosed in Note 6.

Summary of Intangible Assets, Net
(b) Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2022	2021
Indefinite-lived intangible assets:
Trademarks of Mocha Clubs	$4,204	$4,210

Total indefinite-lived intangible assets	4,204	4,210

Finite-lived intangible assets:
Internal-use software	59,434	56,106
Less: accumulated amortization	(29,383)	(19,331)

	30,051	36,775

Proprietary rights	11,926	11,942
Less: accumulated amortization	(2,571)	(1,380)

	9,355	10,562

Total finite-lived intangible assets	39,406	47,337

Total intangible assets, net	$43,610	$51,547

Summary of Estimated Future Amortization Expenses of Finite-Lived Intangible Assets
As of December 31, 2022, the estimated future amortization expenses of finite-lived intangible assets are as follows:

Year ending December 31,
2023	$8,970
2024	4,692
2025	3,815
2026	3,371
2027	3,342
Over 2027	15,216

$39,406